EMPLOYEE OPTIONS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in Shares)	202,100	196,300
Options Exercisable, Number Outstanding (in Shares)	167,268	150,466
Options, Range of Exercise Prices $0.00-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 0.00	$ 0.00
Range of Exercise Prices, Upper Limit	$ 4.00	$ 4.00
Options Outstanding (in Shares)	50,000	50,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 32 days	5 years 306 days
Options Outstanding, Weighted Average Exercise Price	$ 4.00	$ 4.00
Options Exercisable, Number Outstanding (in Shares)	50,000	46,250
Options Exercisable, Weighted Average Exercise Price	$ 4.00	$ 4.00
Options, Range of Exercise Prices $4.50 - $21.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	4.50
Range of Exercise Prices, Upper Limit	$ 21.00
Options Outstanding (in Shares)	152,100
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 29 days
Options Outstanding, Weighted Average Exercise Price	$ 6.00
Options Exercisable, Number Outstanding (in Shares)	117,268
Options Exercisable, Weighted Average Exercise Price	$ 5.00